Consolidated Statements of Shareholders' Equity (Parenthetical) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of issued shares			431,464,705
Common Stock, Shares, Outstanding		421,097,729	427,393,592
Number of treasury shares	5,848,998	10,368,038	4,071,113
Accumulated Other Comprehensive Income (Loss), proportionate share of other comprehensive income for equity method investments	€ (25.6)	€ (5.8)	€ (1,000,000.0)
Accumulated OCI, net of taxes relating to foreign currency translation gain (loss)	302.4	282.3	264.1
Accumulated OCI, net of taxes unrealized gains (losses) on financial instruments	€ 1.0	€ 8.5	€ (11.6)
Common Stock [Member]
Number of issued shares	425,659,704	431,465,767
Common Stock, Shares, Outstanding	419,810,706	427,393,592